Provisions for tax, labor and civil risks (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Opening balance	R$ 39,750	R$ 36,076
Changes in other provisions [abstract]
Additions	5,731	4,396
Reversals	(1,689)	(248)
Payments	(1,585)	(474)
Closing balance	R$ 42,207	R$ 39,750